INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current income tax expense	$ 745	$ 594	$ 576
Origination and reversal of temporary differences	(209)	(247)	(51)
Changes in tax rates or the imposition of new taxes	(6)	(13)	4
Unrecognized deferred taxes	59	(64)	52
Net income before income tax	3,121	1,953	2,029
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	522	524	622
Change in substantively enacted tax rates	(6)	(13)	4
International operations subject to different tax rates	13	35	(10)
Taxable income attributable to non-controlling interests	(107)	(106)	(73)
Portion of gains subject to different tax rates	80	(150)	(64)
Deferred tax assets not recognized	59	(64)	52
Permanent differences and other	28	44	50
Total income tax expense	$ 589	$ 270	$ 581